Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities.
Schedule of other liabilities

Other current liabilities include the following:

	2020	2021
	EUR k	EUR k
Personnel accrued liabilities (e.g. bonus, vacation)	5,871	7,210
Grants from government agencies and similar bodies	36,063	3,167
Outstanding invoices	7,577	35,242
Professional fees	511	1,183
VAT and other taxes (real estate transfer taxes)	12,268	924
Provision for onerous contracts	—	40,455
Contract termination provisions	—	81,587
Other	2,036	305
Total	64,326	170,073